Condensed Consolidated Statements of Cash Flows (unaudited) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
OPERATING ACTIVITIES
Net loss	$ (15,709,782)	$ (13,965,019)
Adjustments to reconcile net loss to net cash used in operating activities:
Accretion of discount/amortization of financing costs	2,814,213	1,199,874
Accrued debt related costs	1,890,625
Debt forgiveness	(40,000)
Depreciation and amortization of intangibles	694,495	366,718
Stock compensation	316,176	700,715
Warrants issued for professional services	23,735
Amortization of deferred commissions	100,404	89,281
Debt/warrant inducement and share price adjustment	424,334	3,066,078
Net income (loss) after adjustments for non-cash operating activities	(9,485,800)	(8,542,353)
Changes in operating assets and liabilities:
Accounts receivable	14,814	(169,731)
Deferred commissions	(119,865)	(199,538)
Prepaid expenses	85,619	77,741
Accounts payable	(270,801)	150,889
Accrued expenses	12,507	54,677
Accrued interest	(608,529)	1,508,880
Deferred revenue	247,255	687,140
Net cash used in operating activities	(10,124,800)	(6,432,295)
INVESTING ACTIVITIES
Purchase of fixed assets	(72,845)	(80,379)
Cash paid for acquisition	(2,125,000)
Net cash used in investing activities	(2,197,845)	(80,379)
FINANCING ACTIVITIES
Proceeds from issuance of notes and warrants	8,261,340	6,703,499
Repayment of notes	(4,622,500)	(1,000,000)
Issuance of shares, net of costs	5,579,208	1,197,550
Issuance of shares of convertible preferred stock, net of costs	3,039,501
Proceeds from exercise of options		24,000
Payment of debt issuance costs	(88,098)	(253,252)
Repayment of bank borrowing	(92,838)	(91,537)
Proceeds from bank borrowing	207,698
Net cash provided by financing activities	12,284,311	6,580,260
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(38,334)	67,586
CASH AND CASH EQUIVALENTS
Beginning of period	150,555	82,969
End of period	112,221	150,555
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	1,594,700	142,968
NONCASH FINANCING TRANSACTIONS
Conversion of debt into equity	7,288,025	11,063,816
Debt issuance costs in exchange for notes and warrants	80,156
Conversion of accrued interest to note payable	$ 150,660	$ 43,332